Retirement Benefits - Schedule of Amounts Recognized in Balance Sheet (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Defined Benefit Plan, Amounts Recognized in Balance Sheet [Abstract]
Funded status, end of year	$ (2.3)	$ (12.6)
Other noncurrent liabilities	(2.3)	(12.6)
Net amounts recognized	$ (2.3)	$ (12.6)